RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Corporation	$ (2,708)	$ (2,490)
Related parties
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(112)	(110)
Loans and notes receivable	112	273
Receivables from Brookfield Corporation	874	0
Deposit payable to Brookfield Corporation	(352)	0
Property-specific obligations	(1,473)	(1,724)
Corporate borrowings	(1,076)	(555)
Loans and notes payable and other liabilities	(901)	(871)
Preferred shares held by Brookfield Reinsurance Ltd. (”BNRE”)	(1,600)	0
Preferred shares held by Brookfield Corporation	(2,708)	(2,490)
Brookfield Corporation interest in Canholdco	(1,415)	$ (1,759)
Deposit limit	$ 3,000